Income Tax (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Differences in income taxes computed at the Netherlands statutory rate and the effective income tax rate
Income tax benefit (expense) computed at statutory rate	$ (84)	$ (176)	$ 382
Non-deductible, non-taxable and other permanent differences, net	(38)	(50)	(34)
Income (loss) on equity-method investment	(7)	62	(84)
Valuation allowance adjustments	(130)	(54)	(56)
Impact of prior years adjustments		(29)	21
Effects on deferred taxes of changes in enacted tax rates	1	3	(7)
Current year credits	94	76	76
Other tax and credits	3	(12)	(4)
Benefits from tax holidays	113	77	2
Impact of uncertain tax positions	(2)	32	(23)
Earnings of subsidiaries taxed at different rates	(131)	(78)	(178)
Income tax benefit (expense)	(181)	(149)	95
Deferred tax assets and liabilities
Tax loss carryforwards and investment credits	643	609
Inventory valuation	23	25
Impairment and restructuring charges	56	84
Fixed asset depreciation in arrears	56	47
Receivables for government funding	13	7
Tax allowances granted on past capital investments	1,111	1,113
Pension service costs	71	49
Stock awards	7	7
Commercial accruals	13	10
Other temporary differences	131	99
Total deferred tax assets	2,124	2,050
Valuation allowances	(1,514)	(1,396)
Deferred tax assets, net	610	654
Accelerated fixed asset depreciation	(69)	(83)
Acquired intangible assets	(49)	(34)
Advances of government funding	(16)	(16)
Other temporary differences	(38)	(40)
Deferred tax liabilities	(172)	(173)
Net deferred income tax asset	$ 438	$ 481